Loans and Allowance for Loan Losses - Narrative (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Loan contract	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications [Line Items]
Loan portfolio segments | Loan	5
Allowance for loan losses	$ 7,073,937	$ 5,860,291	$ 5,860,291	$ 5,105,000	$ 4,354,000
Number of contracts		0	0
Foreclosed assets	3,524,239	$ 3,254,392	$ 3,254,392	2,386,239
Trouble Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Loans that met criteria for restructured	$ 660,000	41,000	41,000
Number of contracts, nonaccrual | contract	0
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Foreclosed assets	$ 1,140,000	$ 545,750	$ 545,750	$ 1,500
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans that met criteria for restructured	$ 622,000
Number of contracts | Loan	1